Subsequent Events - Additional Information (Details2) - USD ($) $ / shares in Units, $ in Thousands							6 Months Ended
	Aug. 13, 2024	Mar. 31, 2024	Mar. 26, 2024	Mar. 25, 2024	Feb. 09, 2024	Dec. 19, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 16, 2021
Subsequent Event [Line Items]
Accured professional fees payable current							$ 3,709	$ 1,377
Common stock shares outstanding							35,255,013	4,678,950
Common stock shares outstanding								3,276,076
Commitment fee paid in shares					33,333
Forward Purchase Agreement [Member]
Subsequent Event [Line Items]
Reset price per share							$ 10
OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member]
Subsequent Event [Line Items]
Open market purchase of shares by an investee		1,000,000		1,000,000			1,500,000
Stock issued during the period shares new issues		500,000		500,000
Sale of stock issue price per share				$ 10.99
Prepayment per share on recycled shares				10.99
Prepayment per share				$ 10.99
Derivatives term				2 years
Settlement amount per share				$ 2
Settlement adjustment per share				2.25
Reset price per share				$ 10			$ 10
Number of days after which reset is made				180 days
Reset price threshold one				$ 4.5
Payment of out of pocket costs				$ 64
Payment for recycled shares				54
Quarterly fee payable				$ 5
Number of business days within which the cash shall be settled				10 days
Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Accured professional fees payable current								$ 1,377	$ 1,953
Common stock shares outstanding								4,678,950	4,658,184
Quarterly fee payable				$ 5
Deferred Legal Fees [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Accured professional fees payable current			$ 3,700					$ 4,040
Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Common stock shares outstanding						75,000
Amount Of Commitment Fee						$ 1,688
Amount of commitment fee in shares						563
Remaining amount of commitment fee in cash						$ 1,125
Consulting Services Agreement [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Success Fee Payable Upon The Consummation of Business Combination										$ 200
Marketing Services Agreement [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues					30,706
Stock issued during the period value for services					$ 300
Subsequent Event [Member] | Zapata Computing, Inc. [Member] | OTC Equity Prepaid Forward Transaction With Sandia Investment Management LP [Member]
Subsequent Event [Line Items]
Open market purchase of shares by an investee				1,000,000
Stock issued during the period shares new issues				500,000
Sale of stock issue price per share				$ 10.99
Prepayment per share on recycled shares				10.99
Prepayment per share				$ 10.99
Derivatives term				2 years
Settlement amount per share				$ 2
Settlement adjustment per share				2.25
Reset price per share				$ 10
Number of days after which reset is made				180 days
Reset price threshold one				$ 4.5
Numerator to be considered for additional number of shares to be issued				$ 1,500,000
Factor to be considered for additional number of shares to be issued				$ 10
Payment of out of pocket costs				$ 60
Payment for recycled shares				$ 50
Number of business days within which the cash shall be settled				10 days
Subsequent Event [Member] | 2024 Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund Llc [Member]
Subsequent Event [Line Items]
Commitment fee paid in shares	500,000
Subsequent Event [Member] | 2024 Lincoln Park Purchase Agreement [Member] | Lincoln Park Capital Fund Llc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock shares outstanding	10,000
Subsequent Event [Member] | Fee Letter For Legal Services Rendered [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Portion of the legal fees paid in the cash			370
Remaining Legal Fees Payable Monthly Instalment			$ 278
Subsequent Event [Member] | Amendment To The Consulting Agreement [Member] | Zapata Computing, Inc. [Member]
Subsequent Event [Line Items]
Aggregate Professional Fees Payable In Monthly Instalments				$ 200
Latest date by which the fees is required to be settled							Jun. 30, 2024